Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® SERIES TRUST

SPDR Russell 1000® Low Volatility ETF

SPDR Russell 2000® Low Volatility ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 12, 2016 to the Prospectus and Statement of Additional

Information (“SAI”) each dated October 31, 2016, as supplemented

Effective December 13, 2016 (the “Effective Date”), the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF will be changed. Accordingly, as of the Effective Date:

•	All references to the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF in the Prospectus and SAI (except for the benchmark index in each Average Annual Total Return Table) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR Russell 1000 Low Volatility ETF (LGLV)	Russell 1000 Low Volatility Index	SPDR SSGA US Large Cap Low Volatility Index ETF (LGLV)	SSGA US Large Cap Low Volatility Index

SPDR Russell 2000 Low Volatility ETF (SMLV)	Russell 2000 Low Volatility Index	SPDR SSGA US Small Cap Low Volatility Index ETF (SMLV)	SSGA US Small Cap Low Volatility Index

•	In addition, the following, which represents the principal investment strategies of the SPDR SSGA US Large Cap Low Volatility Index ETF, replaces the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 9 of the Prospectus:

THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the SSGA US Large Cap Low Volatility Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the stocks of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Index constituents are a subset of the largest 1,000 U.S. stocks based on market capitalization listed on a U.S. national securities exchange that have trailing six-month average daily trading volumes of at least 250,000 shares and free float factors (proportion of issued shares of a company available to trade) greater than 50% as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities in the Index (the “Index Universe”). The Index utilizes a proprietary rules-based process that seeks to increase exposure to stocks in the Index Universe that exhibit low volatility. Stocks are assigned to a sector and ranked within each sector according to their volatility. A stock’s volatility is measured by the standard deviation of monthly total returns to that stock’s price over the trailing 5 years as of the Index rebalance determination date. For stocks with less than 5 years of monthly returns, volatility is measured by available monthly returns if the stock has at least 2.5 years of monthly returns or by the average volatility of stocks in the same sector in the Investment Universe if the stock has fewer than 2.5 years of monthly returns. For each sector, stocks with the lowest volatility whose combined free float sector market capitalization equals 30% are selected for inclusion in the Index, including the first stock that brings the combined sector market capitalization above 30%. The Index weights constituent securities such that securities with the lowest volatility receive the highest weights in the Index, subject to liquidity constraints limiting a constituent’s weighting in the Index to 5% and to 20 times the constituent’s weight within the Index Universe. The Index rebalance determination date is 10 business days prior to the last business day of March. Index rebalancings are effective after the close of the last business day of March. As of November 30, 2016, a significant portion of the Index comprised companies in the financial and industrial sectors, although this may change from time to time. As of November 30, 2016, there were 121 securities in the Index.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

•	In addition, the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” beginning on page 10 of the Prospectus is updated as follows to add Industrial Sector Risk as a principal risk of the SPDR SSGA US Large Cap Low Volatility Index ETF:

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

•	In addition, the following, which represents the principal investment strategies of the SPDR SSGA US Small Cap Low Volatility Index ETF, replaces the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 13 of the Prospectus:

THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the SSGA US Small Cap Low Volatility Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the stocks of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Index constituents are a subset of the 2,000 U.S. stocks listed on a U.S. national securities exchange whose market capitalizations rank from 1,001 to 3,000 that have trailing six-month average daily trading volumes of at least 250,000 shares and free float factors (proportion of issued shares of a company available to trade) greater than 50% as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities in the Index (the “Index Universe”). The Index utilizes a proprietary rules-based process that seeks to increase exposure to stocks in the Index Universe that exhibit low volatility. Stocks are assigned to a sector and ranked within each sector according to their volatility. A stock’s volatility is measured by the standard deviation of monthly total returns to that stock’s price over the trailing 5 years as of the Index rebalance determination date. For stocks with less than 5 years of monthly returns, volatility is measured by available monthly returns if the stock has at least 2.5 years of monthly returns or by the average volatility of stocks in the same sector in the Investment Universe if the stock has fewer than 2.5 years of monthly returns. For each sector, stocks with the lowest volatility whose combined free float sector market capitalization equals 30% are selected for inclusion in the Index, including the first stock that brings the combined sector market capitalization above 30%. The Index weights constituent securities such that securities with the lowest volatility receive the highest weights in the Index, subject to liquidity constraints limiting a constituent’s weighting in the Index to 5% and to 20 times the constituent’s weight within the Index Universe. The Index rebalance determination date is 10 business days prior to the last business day of March. Index rebalancings are effective after the close of the last business day of March. As of November 30, 2016, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of November 30, 2016, there were 382 securities in the Index.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

SPDR Russell 1000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® SERIES TRUST

SPDR Russell 1000® Low Volatility ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 12, 2016 to the Prospectus and Statement of Additional

Information (“SAI”) each dated October 31, 2016, as supplemented

Effective December 13, 2016 (the “Effective Date”), the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF will be changed. Accordingly, as of the Effective Date:

•	All references to the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF in the Prospectus and SAI (except for the benchmark index in each Average Annual Total Return Table) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR Russell 1000 Low Volatility ETF (LGLV)	Russell 1000 Low Volatility Index	SPDR SSGA US Large Cap Low Volatility Index ETF (LGLV)	SSGA US Large Cap Low Volatility Index

•	In addition, the following, which represents the principal investment strategies of the SPDR SSGA US Large Cap Low Volatility Index ETF, replaces the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 9 of the Prospectus:

THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the SSGA US Large Cap Low Volatility Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the stocks of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Index constituents are a subset of the largest 1,000 U.S. stocks based on market capitalization listed on a U.S. national securities exchange that have trailing six-month average daily trading volumes of at least 250,000 shares and free float factors (proportion of issued shares of a company available to trade) greater than 50% as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities in the Index (the “Index Universe”). The Index utilizes a proprietary rules-based process that seeks to increase exposure to stocks in the Index Universe that exhibit low volatility. Stocks are assigned to a sector and ranked within each sector according to their volatility. A stock’s volatility is measured by the standard deviation of monthly total returns to that stock’s price over the trailing 5 years as of the Index rebalance determination date. For stocks with less than 5 years of monthly returns, volatility is measured by available monthly returns if the stock has at least 2.5 years of monthly returns or by the average volatility of stocks in the same sector in the Investment Universe if the stock has fewer than 2.5 years of monthly returns. For each sector, stocks with the lowest volatility whose combined free float sector market capitalization equals 30% are selected for inclusion in the Index, including the first stock that brings the combined sector market capitalization above 30%. The Index weights constituent securities such that securities with the lowest volatility receive the highest weights in the Index, subject to liquidity constraints limiting a constituent’s weighting in the Index to 5% and to 20 times the constituent’s weight within the Index Universe. The Index rebalance determination date is 10 business days prior to the last business day of March. Index rebalancings are effective after the close of the last business day of March. As of November 30, 2016, a significant portion of the Index comprised companies in the financial and industrial sectors, although this may change from time to time. As of November 30, 2016, there were 121 securities in the Index.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

•	In addition, the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” beginning on page 10 of the Prospectus is updated as follows to add Industrial Sector Risk as a principal risk of the SPDR SSGA US Large Cap Low Volatility Index ETF:

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

SPDR Russell 2000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® SERIES TRUST

SPDR Russell 2000® Low Volatility ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 12, 2016 to the Prospectus and Statement of Additional

Information (“SAI”) each dated October 31, 2016, as supplemented

Effective December 13, 2016 (the “Effective Date”), the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF will be changed. Accordingly, as of the Effective Date:

•	All references to the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF in the Prospectus and SAI (except for the benchmark index in each Average Annual Total Return Table) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR Russell 2000 Low Volatility ETF (SMLV)	Russell 2000 Low Volatility Index	SPDR SSGA US Small Cap Low Volatility Index ETF (SMLV)	SSGA US Small Cap Low Volatility Index

•	In addition, the following, which represents the principal investment strategies of the SPDR SSGA US Small Cap Low Volatility Index ETF, replaces the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 13 of the Prospectus:

THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the SSGA US Small Cap Low Volatility Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the stocks of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Index constituents are a subset of the 2,000 U.S. stocks listed on a U.S. national securities exchange whose market capitalizations rank from 1,001 to 3,000 that have trailing six-month average daily trading volumes of at least 250,000 shares and free float factors (proportion of issued shares of a company available to trade) greater than 50% as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities in the Index (the “Index Universe”). The Index utilizes a proprietary rules-based process that seeks to increase exposure to stocks in the Index Universe that exhibit low volatility. Stocks are assigned to a sector and ranked within each sector according to their volatility. A stock’s volatility is measured by the standard deviation of monthly total returns to that stock’s price over the trailing 5 years as of the Index rebalance determination date. For stocks with less than 5 years of monthly returns, volatility is measured by available monthly returns if the stock has at least 2.5 years of monthly returns or by the average volatility of stocks in the same sector in the Investment Universe if the stock has fewer than 2.5 years of monthly returns. For each sector, stocks with the lowest volatility whose combined free float sector market capitalization equals 30% are selected for inclusion in the Index, including the first stock that brings the combined sector market capitalization above 30%. The Index weights constituent securities such that securities with the lowest volatility receive the highest weights in the Index, subject to liquidity constraints limiting a constituent’s weighting in the Index to 5% and to 20 times the constituent’s weight within the Index Universe. The Index rebalance determination date is 10 business days prior to the last business day of March. Index rebalancings are effective after the close of the last business day of March. As of November 30, 2016, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of November 30, 2016, there were 382 securities in the Index.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.